CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss)		$ 2,591	$ 2,397	$ (204)
Non-cash items
Depletion, depreciation and amortization		5,161	5,186	4,858
Share-based compensation		(146)	134	355
Asset retirement obligation accretion		186	164	142
Unrealized risk management (gain) loss		(35)	37	25
Unrealized foreign exchange loss (gain)		706	(821)	(93)
Realized foreign exchange loss on repayment of US dollar securities		146	0	0
Gain on acquisition, disposition and revaluation of properties		(452)	(379)	(250)
Loss (gain) from investments		374	(11)	(299)
Deferred income tax expense (recovery)		557	640	(241)
Other		(23)	(110)	(32)
Abandonment expenditures		(290)	(274)	(267)
Net change in non-cash working capital		1,346	299	(542)
Cash flows from operating activities		10,121	7,262	3,452
Financing activities
(Repayment) issue of bank credit facilities and commercial paper, net		(1,595)	2,222	342
Issue of medium-term notes, net		0	1,791	998
(Repayment) issue of US dollar debt securities, net		(1,236)	2,733	(834)
Issue of common shares on exercise of stock options		332	466	559
Purchase of common shares under Normal Course Issuer Bid		(1,282)	0	0
Dividends on common shares		(1,562)	(1,252)	(758)
Cash flows (used in) from financing activities		(5,343)	5,960	307
Investing activities
Net (expenditures) proceeds on exploration and evaluation assets		(266)	(124)	6
Net expenditures on property, plant and equipment	[1]	(4,175)	(4,574)	(3,803)
Acquisition of AOSP and other assets, net of cash acquired	[2]	0	(8,630)	0
Investment in other long-term assets		(28)	(87)	(99)
Net change in non-cash working capital		(345)	313	85
Cash flows used in investing activities		(4,814)	(13,102)	(3,811)
(Decrease) increase in cash and cash equivalents		(36)	120	(52)
Cash and cash equivalents – beginning of year		137	17	69
Cash and cash equivalents – end of year		101	137	17
Interest paid, net		911	725	617
Income taxes received		$ (225)	(792)	(444)
Disposal of Cold Lake Pipeline | Investment in Inter Pipeline Ltd.
Investing activities
Non-cash share consideration received				$ 190
AOSP
Investing activities
Other working capital			291
Fair value of share considerations issued			$ 3,818

[1]	Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline Ltd. ("Inter Pipeline") on the disposition of the Company's interest in the Cold Lake Pipeline
[2]	The acquisition of AOSP in 2017 includes net working capital of $291 million and excludes non-cash share consideration of $3,818 million. See note 8.